Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	December 31,
	2021	2020
Cost:
Technology	$4,284,315	$4,284,315
Backlog	45,996	45,996

	4,330,311	4,330,311

Accumulated amortization (the Backlog was fully amortized):	1,793,763	1,365,332

Intangible assets, net	$2,536,548	$2,964,979